Provisions and contingencies - Narrative (Details) $ / shares in Units, $ in Thousands, RM in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) case	Dec. 31, 2025 USD ($) formerShareholder $ / shares	Aug. 20, 2025	May 07, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 MYR (RM)
Disclosure of other provisions [line items]
Number of litigation cases involved | case	3
Cash guarantees and deposits	$ 57,303	$ 57,534
Other provisions	14	$ 0
Golden Ocean Group Limited
Disclosure of other provisions [line items]
Stock-for-stock merger, exchange ratio			0.95
Golden Ocean Group Limited
Disclosure of other provisions [line items]
Number of former shareholders issuing legal proceedings | formerShareholder		3
Claim, price per share | $ / shares		$ 14.49
Oceania - Malaysian Litigation
Disclosure of other provisions [line items]
Cash guarantees and deposits					$ 51,400	RM 210
Oceania- London arbitration | Silk Straits
Disclosure of other provisions [line items]
Indemnified claim, before interest and costs				$ 4,000
Other provisions	$ 0